Marketable Securities - Summary of Available-for-sale Securities Held (Detail) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Available-for-sale securities held
Amortized Cost	$ 40,425,000	$ 44,070,000
Unrealized Gains	0	4,000
Unrealized Losses	(17,000)	(8,000)
Fair Value	40,408,000	44,066,000
Maturities
Available-for-sale securities with remaining maturities greater than one year	0	0	$ 0
U.S. government agency securities and treasuries
Available-for-sale securities held
Amortized Cost	39,599,000	42,516,000
Unrealized Gains	0	4,000
Unrealized Losses	(17,000)	(8,000)
Fair Value	39,582,000	42,512,000
Corporate debt securities
Available-for-sale securities held
Amortized Cost	826,000	1,554,000
Unrealized Gains	0	0
Unrealized Losses	0	0
Fair Value	$ 826,000	$ 1,554,000